UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD
OF REGISTERED MANAGEMENT INVESTMENTCOMPANY

Investment Company Act file number	811-07822

AMERICAN CENTURY INVESTMENT TRUST
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant's telephone number, including area code:	816-531-5575

Date of fiscal year end:	03-31

Date of reporting period:	07-01-2016 – 06-30-2017

Item 1.  Proxy Voting Record.

Core Plus

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

Diversified Bond

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

High-Yield

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

NT Diversified Bond

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

NT High Income

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

Prime Money Market

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

Short Duration

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

Short Duration Inflation Protection Bond

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

Short Duration Strategic Income

BASIC ENERGY SERVICES, INC. Meeting Date: MAY 25, 2017 Record Date: MAR 30, 2017 Meeting Type: ANNUAL
Ticker: BAS Security ID: 06985P209
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1.1	Elect Director Thomas M. 'Roe' Patterson	Management	For	Withhold
1.2	Elect Director Julio M. Quintana	Management	For	For
1.3	Elect Director Anthony J. DiNello	Management	For	For
2	Approve Non-Employee Director Omnibus Stock Plan	Management	For	For
3	Advisory Vote to Ratify Named Executive Officers' Compensation	Management	For	For
4	Advisory Vote on Say on Pay Frequency	Management	One Year	One Year
5	Ratify KPMG LLP as Auditors	Management	For	For

Strategic Income

BASIC ENERGY SERVICES, INC. Meeting Date: MAY 25, 2017 Record Date: MAR 30, 2017 Meeting Type: ANNUAL
Ticker: BAS Security ID: 06985P209
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1.1	Elect Director Thomas M. 'Roe' Patterson	Management	For	Withhold
1.2	Elect Director Julio M. Quintana	Management	For	For
1.3	Elect Director Anthony J. DiNello	Management	For	For
2	Approve Non-Employee Director Omnibus Stock Plan	Management	For	For
3	Advisory Vote to Ratify Named Executive Officers' Compensation	Management	For	For
4	Advisory Vote on Say on Pay Frequency	Management	One Year	One Year
5	Ratify KPMG LLP as Auditors	Management	For	For

U.S. Government Money Market

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	AMERICAN CENTURY INVESTMENT TRUST

By (Signature and Title)*	/s/ Jonathan S. Thomas
Name: Jonathan S. Thomas
Title: President

Date	August 21, 2017

*Print the name and title of each signing officer under his or her signature.